Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares A.I. Innovation and Tech Active ETF | iShares A.I. Innovation and Tech Active ETF
Prospectus [Line Items]
Annual Return [Percent]	25.50% [1]

[1]	The Fund’s year-to-date return as of June 30, 2026 was 58.18%.